Additional information-Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Total non-current assets	£ 1,158,660,000	£ 1,108,202,000
Current assets
Other receivables	239,000	1,188,000
Cash and cash equivalents	51,539,000	307,637,000	£ 242,022,000	£ 290,267,000
Total current assets	224,806,000	388,323,000
Total assets	1,383,466,000	1,496,525,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)
Retained earnings	87,197,000	132,841,000
Total equity	351,232,000	415,202,000	427,104,000	480,087,000
Current liabilities
Total current liabilities	398,344,000	428,844,000
Total equity and liabilities	1,383,466,000	1,496,525,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Other receivables	1,197,000	1,108,000
Cash and cash equivalents	197,000	116,000	340,000	522,000
Total current assets	1,394,000	1,224,000
Total assets	320,659,000	320,489,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)
Retained earnings	264,282,000	245,050,000
Total equity	311,852,000	313,925,000	£ 316,681,000	£ 317,189,000
Current liabilities
Other payables	8,807,000	6,564,000
Total current liabilities	8,807,000	6,564,000
Total equity and liabilities	£ 320,659,000	£ 320,489,000